Consolidated Statement of Other Comprehensive (Loss) / Income - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Other Comprehensive (Loss) / Income [Abstract]
Net (loss) / income	$ 37,490	$ (3,383)	$ 221
Other comprehensive loss:
Foreign currency translation differences from equity method investment	0	(4)	0
Other comprehensive loss	0	(4)	0
Total comprehensive (loss) / income	$ 37,490	$ (3,387)	$ 221